Offsets	Sep. 04, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-33289
Initial Filing Date	Sep. 04, 2024
Fee Offset Claimed	$ 763,945.35
Explanation for Claimed Amount	If claiming an offset from a Securities Act registration statement under Rule 457(b) or Rule 0-11(a)(2) provide a detailed explanation of the basis for the claimed offset.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Enstar Group LTD
Form or Filing Type	SC 14A
File Number	001-33289
Filing Date	Sep. 04, 2024
Fee Paid with Fee Offset Source	$ 763,945.35